Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2012
Partners' Capital (Abstract)
Schedule of Incentive Distributions (Text Block)

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount per Unit	Unitholders	General Partner
Minimum Quarterly Distribution	$0.3750	98%	2%
First Target Distribution	up to $0.4313	98%	2%
Second Target Distribution	above $0.4313 up to $0.4688	85%	15%
Third Target Distribution	above $0.4688 up to $0.5625	75%	25%
Thereafter	above $0.5625	50%	50%

Distribution to unitholders (Table Text Block)

	As of December 31, 2012	As of December 31, 2011

Common units	69,372,077	69,372,077
General partner units	1,415,757	1,415,757
Preferred units	15,555,554	-
Total partnership units	86,343,388	70,787,834